DERIVATIVES AND HEDGING ACTIVITES (Schedule of Net (Gains) Losses Reclassified from Accumulated Other Comprehensive Income (Loss) to Operating Expenses) (Details) - Operating expenses [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net losses reclassified from accumulated other comprehensive income (loss) to operating expenses [Line Items]
Total realized loss	$ (178)	$ (21)
Option contracts [Member]
Net losses reclassified from accumulated other comprehensive income (loss) to operating expenses [Line Items]
Total realized loss	(41)	(3)
Forward contracts [Member]
Net losses reclassified from accumulated other comprehensive income (loss) to operating expenses [Line Items]
Total realized loss	$ (137)	$ (18)